Cash and Available-for-Sale Securities' Adjusted Cost, Gross Unrealized Gains, Gross Unrealized Losses and Fair Value Recorded as Cash and Cash Equivalents or Short-Term or Long-Term Marketable Securities (Detail) (USD $)
In Millions, unless otherwise specified
	Sep. 27, 2014	Sep. 28, 2013	Sep. 29, 2012	Sep. 24, 2011
Schedule of Available-for-sale Securities [Line Items]
Adjusted Cost	$ 155,332	$ 147,143
Unrealized Gains	418	414
Unrealized Losses	(511)	(796)
Fair Value	155,239	146,761
Cash and cash equivalents	13,844	14,259	10,746	9,815
Short-term marketable securities	11,233	26,287
Long-term marketable securities	130,162	106,215
Cash
Schedule of Available-for-sale Securities [Line Items]
Adjusted Cost	10,232	8,705
Unrealized Gains	0	0
Unrealized Losses	0	0
Fair Value	10,232	8,705
Cash and cash equivalents	10,232	8,705
Short-term marketable securities	0	0
Long-term marketable securities	0	0
Level 1
Schedule of Available-for-sale Securities [Line Items]
Adjusted Cost	4,077	5,792
Unrealized Gains	1	0
Unrealized Losses	(132)	(197)
Fair Value	3,946	5,595
Cash and cash equivalents	1,546	1,793
Short-term marketable securities	2,400	3,802
Long-term marketable securities	0	0
Level 1 | Money market funds
Schedule of Available-for-sale Securities [Line Items]
Adjusted Cost	1,546	1,793
Unrealized Gains	0	0
Unrealized Losses	0	0
Fair Value	1,546	1,793
Cash and cash equivalents	1,546	1,793
Short-term marketable securities	0	0
Long-term marketable securities	0	0
Level 1 | Mutual funds
Schedule of Available-for-sale Securities [Line Items]
Adjusted Cost	2,531	3,999
Unrealized Gains	1	0
Unrealized Losses	(132)	(197)
Fair Value	2,400	3,802
Cash and cash equivalents	0	0
Short-term marketable securities	2,400	3,802
Long-term marketable securities	0	0
Level 2
Schedule of Available-for-sale Securities [Line Items]
Adjusted Cost	141,023	132,646
Unrealized Gains	417	414
Unrealized Losses	(379)	(599)
Fair Value	141,061	132,461
Cash and cash equivalents	2,066	3,761
Short-term marketable securities	8,833	22,485
Long-term marketable securities	130,162	106,215
Level 2 | U.S. Treasury securities
Schedule of Available-for-sale Securities [Line Items]
Adjusted Cost	23,140	27,642
Unrealized Gains	15	24
Unrealized Losses	(9)	(47)
Fair Value	23,146	27,619
Cash and cash equivalents	12	431
Short-term marketable securities	607	7,554
Long-term marketable securities	22,527	19,634
Level 2 | U.S. agency securities
Schedule of Available-for-sale Securities [Line Items]
Adjusted Cost	7,373	16,878
Unrealized Gains	3	12
Unrealized Losses	(11)	(52)
Fair Value	7,365	16,838
Cash and cash equivalents	652	177
Short-term marketable securities	157	3,412
Long-term marketable securities	6,556	13,249
Level 2 | Non-U.S. government securities
Schedule of Available-for-sale Securities [Line Items]
Adjusted Cost	6,925	5,545
Unrealized Gains	69	35
Unrealized Losses	(69)	(137)
Fair Value	6,925	5,443
Cash and cash equivalents	0	50
Short-term marketable securities	204	313
Long-term marketable securities	6,721	5,080
Level 2 | Certificates of deposit and time deposits
Schedule of Available-for-sale Securities [Line Items]
Adjusted Cost	3,832	2,344
Unrealized Gains	0	0
Unrealized Losses	0	0
Fair Value	3,832	2,344
Cash and cash equivalents	1,230	1,264
Short-term marketable securities	1,233	844
Long-term marketable securities	1,369	236
Level 2 | Commercial paper
Schedule of Available-for-sale Securities [Line Items]
Adjusted Cost	475	2,998
Unrealized Gains	0	0
Unrealized Losses	0	0
Fair Value	475	2,998
Cash and cash equivalents	166	1,835
Short-term marketable securities	309	1,163
Long-term marketable securities	0	0
Level 2 | Corporate securities
Schedule of Available-for-sale Securities [Line Items]
Adjusted Cost	85,431	54,586
Unrealized Gains	296	275
Unrealized Losses	(241)	(252)
Fair Value	85,486	54,609
Cash and cash equivalents	6	0
Short-term marketable securities	6,298	8,077
Long-term marketable securities	79,182	46,532
Level 2 | Municipal securities
Schedule of Available-for-sale Securities [Line Items]
Adjusted Cost	940	6,257
Unrealized Gains	8	45
Unrealized Losses	0	(22)
Fair Value	948	6,280
Cash and cash equivalents	0	4
Short-term marketable securities	0	1,114
Long-term marketable securities	948	5,162
Level 2 | Mortgage- and asset-backed securities
Schedule of Available-for-sale Securities [Line Items]
Adjusted Cost	12,907	16,396
Unrealized Gains	26	23
Unrealized Losses	(49)	(89)
Fair Value	12,884	16,330
Cash and cash equivalents	0	0
Short-term marketable securities	25	8
Long-term marketable securities	$ 12,859	$ 16,322